Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONS
The Company's related parties include its subsidiaries, associate, joint operation and key management personnel. The Company's key management personnel is comprised of executive and non-executive directors and members of executive management.
In April 2021, the Company issued $32.1 million of its common shares to its executives and directors under a private placement (note 19(b)).
In June 2020, the Company repaid in full $13.7 million in principal and accrued interest owing to the Company's Chairman under a standby loan entered into in 2018. In March 2020, Mr. Beaty participated in a private placement by the Company, acquiring $36.0 million in common shares (note 19(b)).
29.    RELATED PARTY TRANSACTIONS (CONTINUED)
The remuneration of the Company's directors and other key management personnel during the years ended December 31, 2021 and 2020 were as follows:

	2021	2020
Salaries, directors' fees and other short-term benefits	$4,236	$6,763
Share-based payments	4,985	3,385
Total key management personnel compensation	$9,221	$10,148
At December 31, 2021, $2.0 million (2020 – $2.0 million) was owed by the Company to management for accrued salaries and bonuses and reimbursement of expenses.